Income Taxes - Summary of Total Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax (benefit)/expense allocated to net income	$ (132.1)	$ (78.1)	$ 5.3
Income tax (benefit)/expense allocated to other comprehensive income	20.6	(23.9)	0.3
Total income tax (benefit)/expense	$ (111.5)	$ (102.0)	$ 5.6